INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
Gross Carrying Amount, Accumulated Amortization and Net Book Value of Intangible Assets

Gross carrying amount, accumulated amortization and net book value of the intangible assets as of December 31, 2012, 2013 and 2014 are as follows:

	December 31, 2013	December 31, 2014	December 31, 2014
	RMB	RMB	US$
			(Note 3)
Acquired game licenses	155,465,964	146,925,649	23,680,116
Acquired game development cost	12,285,000	12,285,000	1,979,983
Less: Accumulated amortization	(33,135,637)	(55,738,585)	(8,983,429)
Impairment provision	(4,394,381)	(4,394,381)	(708,246)
Translation difference	(1,577,122)	(1,538,342)	(247,936)

Net book value of intangible assets subject to amortization	128,643,824	97,539,341	15,720,488

Estimated Aggregate Amortization Expense from Existing Intangible Assets

As of December 31, 2014, the estimated aggregate amortization expense from existing intangible assets for each of the five succeeding fiscal years is as follows:

	RMB	US$
		(Note 3)
2015	21,896,434	3,529,065
2016	21,896,434	3,529,065
2017	21,896,434	3,529,065
2018	21,896,434	3,529,065
2019	9,953,605	1,604,228

Total	97,539,341	15,720,488

Land use right
Gross Carrying Amount, Accumulated Amortization and Net Book Value of Intangible Assets

Gross carrying amount, accumulated amortization and net book value of land use right are as follows:

	December 31, 2013	December 31, 2014	December 31, 2014
	RMB	RMB	US$
			(Note 3)
Land use right	85,160,343	85,160,348	13,725,357
Less: accumulated amortization	(12,966,137)	(14,887,052)	(2,399,357)

Net book value	72,194,206	70,273,296	11,326,000